Litigation - Contingencies related to Samarco accident (Details) R$ in Millions, $ in Millions							1 Months Ended
	Nov. 16, 2017	Jan. 19, 2017 BRL (R$)	Jan. 19, 2017 USD ($)	Oct. 20, 2016 individual	May 03, 2016 BRL (R$)	May 03, 2016 USD ($)	Jan. 31, 2017 BRL (R$) agreement lawsuit	Jan. 31, 2017 USD ($) agreement lawsuit	Mar. 31, 2016 BRL (R$)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 02, 2016 state
Contingencies
Number of states affected by dam failure | state															2
Deposits with court												$ 1,986		$ 962
Public civil claim filed by the Federal Government and others
Contingencies
Amount of claims									R$ 20,200	$ 6,100
Deposits with court							R$ 1,200						$ 363
Public civil action filed by Federal Prosecution Office
Contingencies
Amount of claims					R$ 155,000	$ 47,000
Deposits with court											R$ 7,700	2,200
Number of preliminary agreement on judicial claim | agreement							2	2
Number of public civil lawsuits under first agreement | lawsuit							2	2
Samarco dam failure, first preliminary agreement
Contingencies
Amount of claims							R$ 20,200	$ 6,100
Guarantee for funding of remediation and compensation programs											2,200	665
Guarantee for funding of remediation and compensation programs in financial investments											100	30
Guarantee for funding of remediation and compensation programs in insurance bonds											1,300	393
Guarantee for funding of remediation and compensation programs in joint venture assets											R$ 800	242
Period to present proposals	90 days
Samarco dam failure, second preliminary agreement
Contingencies
Amount of claims		R$ 200	$ 60
U.S. Securities class action suits
Contingencies
Number of defendants named in a legal action | individual				22
Other lawsuits
Contingencies
Contingent liabilities												0
Provision recognized for lawsuits												$ 0